As filed with the Securities and Exchange Commission on July 31, 1997

                                                        Registration No. 2-68886
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 17

                                       TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A.  Variable Account A of Monarch Life Insurance Company
    (Exact Name of Trust)

B.  MONARCH LIFE INSURANCE COMPANY
    (Name of Depositor)

C.  One Monarch Place
    Springfield, Massachusetts 01133
    (Complete address of depositor's principal executive offices)

D.  Name and complete address of agent for service:
    John S. Coulton, Esq.
    Senior Vice President, General Counsel and Secretary
    Monarch Life Insurance Company
    One  Monarch Place
    Springfield, Massachusetts 01133

    Copy to:

    Judith A. Hasenauer
    Blazzard, Grodd & Hasenauer, P.C.
    943 Post Road East
    Westport, CT 06880
    (203) 226-7866

It is proposed that this filing will become effective (check appropriate box):

  _X_ immediately upon filing pursuant to paragraph (b), or ___ on (date) pursuant to paragraph (b), or
  ___ 60 days after filing  pursuant to paragraph (a)(1), or
  ___ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate check the following box:

  ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Variable life insurance policies.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Continuous offering.

G.  Amount of Filing Fee:  Not Applicable.

  ___ Check box if it is proposed that the filing become  effective on (date) at
(time) pursuant to Rule 487.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the most recent fiscal year on or about February 28, 1997.

                           EXPLANATORY NOTE

A Prospectus was filed in Post-Effective Amendment No.16. Additionally, the following prospectuses were incorporated by reference into Post-Effective Amendment No. 16: (1) the Prospectus contained in Post-Effective Amendment No. 5, as modified by the materials contained in Post-Effective Amendment Nos. 6 - 15; (2) the Prospectus contained in Post-Effective Amendment No. 8, as modified by the materials contained in Post-Effective Amendments Nos. 9 - 15; (3) the Prospectus contained in Post-Effective Amendment No. 10, as modified by the material contained in Post-Effective Amendment Nos. 11 - 15; and (4) the Prospectus contained in Post-Effective Amendment No. 12, as modified by the material contained in Post-Effective Amendment Nos. 13 - 15. Part II was filed in Post-Effective Amendment No. 16. The Prospectuses and Part II (except Exhibits 3, 6 and 8, which are not applicable) are incorporated herein by reference. A registration statement was last filed on April 22, 1988. Monarch Life Insurance Company ("Company") has ceased filing Post-Effective Amendments and delivering updated prospectuses to policy owners in reliance on No-Action relief. The Company has complied in all material respects with the conditions of the No-Action relief. The sole purpose of this filing is for the Company to make the representation required by Section 26(e) of the Investment Company Act of 1940.


PART II

                       SECTION 26(e) UNDERTAKING

Pursuant to Section 26(e) of the Investment Company Act of 1940, Monarch Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Policies described in the Prospectuses, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Springfield and Commonwealth of Massachusetts on this 31st day of July, 1997.

VARIABLE ACCOUNT A OF MONARCH LIFE INSURANCE COMPANY
Registrant

By: MONARCH LIFE INSURANCE COMPANY

By: /s/ JOHN S. COULTON
    _______________________________________
    John S. Coulton, Senior Vice President,
    General Counsel and Secretary

MONARCH LIFE INSURANCE COMPANY
Depositor

By: /s/ JOHN S. COULTON
    _______________________________________
    John S. Coulton, Senior Vice President,
    General Counsel and Secretary

Attest:

/S/ STEPHAN A. FRENTZOS
-------------------------------
    Stephan A. Frentzos
    Sr. V.P. and Chief Actuary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/S/ KEVIN J. MCADOO                      Special Deputy Receiver          7/31/97
-------------------                      of Monarch Life                 __________
Kevin J. McAdoo                          Insurance Company                 Date

/S/ LARRY M. HUMPHREY                    Senior Vice President and        7/31/97
---------------------                    Treasurer (principal            __________
Larry M. Humphrey                        financial and accounting           Date
                                         officer)